UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07371

        Credit Suisse Japan Equity Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          November 1, 2005 to January 31, 2006

Item 1. Schedule of Investments

Credit Suisse Japan Equity Fund Schedule of Investments January 31, 2006 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (96.4%)
Japan (96.4%)
Auto Components (5.8%)
Denso Corp.	30,700	$1,080,886
NHK Spring Company, Ltd.§	180,000	2,263,346
Nok Corp.§	31,300	961,227

		4,305,459

Automobiles (7.3%)
Honda Motor Company, Ltd.	35,800	2,027,462
Toyota Motor Corp.	64,300	3,326,168

		5,353,630

Banks (9.2%)
Mitsubishi Tokyo Financial Group, Inc.	93	1,341,653
Mizuho Financial Group, Inc.	287	2,348,958
Sumitomo Mitsui Financial Group, Inc.	265	3,093,354

		6,783,965

Chemicals (7.8%)
Hitachi Chemical Company, Ltd.	44,100	1,365,174
JSR Corp.§	35,000	1,043,889
Shin-Etsu Chemical Company, Ltd.	16,700	950,200
Stella Chemifa Corp.§	28,500	1,166,632
Toray Industries, Inc.	147,000	1,226,741

		5,752,636

Commercial Services & Supplies (1.1%)
Toppan Forms Company, Ltd.	51,900	833,001

Computers & Peripherals (1.7%)
Elpida Memory, Inc.*§	21,900	905,634
Melco Holdings, Inc.	13,100	378,418

		1,284,052

Distribution & Wholesale (4.0%)
ABC-Mart, Inc.	38,800	1,209,411
Happinet Corp.§	44,000	1,158,691
Telewave, Inc.	65	551,906

		2,920,008

Diversified Financials (6.9%)
Asset Managers Company, Ltd.	160	1,074,190
Creed Corp.§	27	139,996
Daiko Clearing Services Corp.	36,200	755,645
Nissin Company, Ltd.§	754,400	1,546,331
ORIX Corp.	6,040	1,564,094

		5,080,256

Electronic Equipment & Instruments (5.8%)
Hoya Corp.	31,400	1,258,606
Keyence Corp.	2,800	768,609
NIDEC Corp.§	8,600	787,170
Ulvac, Inc.	36,300	1,503,259

		4,317,644

	Number of
	Shares	Value

Food & Drug Retailing (0.6%)
Create S D Company, Ltd.	10,200	$422,647

Food Products (3.1%)
Mitsui Sugar Co Ltd.§	242,000	1,310,000
Pigeon Corp.	68,400	983,773

		2,293,773

Hotels, Restaurants & Leisure (5.9%)
Plenus Company, Ltd.§	31,000	998,008
Round One Corp.§	727	3,327,126

		4,325,134

Household Durables (1.3%)
Matsushita Electric Industrial Company, Ltd.	46,000	994,620

Industrial Conglomerates (1.1%)
Sumitomo Titanium Corp.	4,800	816,560

Insurance (0.8%)
Millea Holdings, Inc.	30	576,585

Internet & Catalog Retail (2.6%)
Belluna Company, Ltd.§	41,700	1,641,189
Rakuten, Inc.§	366	312,456

		1,953,645

Internet Software & Services (1.3%)
Career Design Center Company, Ltd.	84	335,824
Index Corp.§	298	614,128

		949,952

Machinery (3.2%)
Daikin Industries, Ltd.§	20,600	676,689
Kubota Corp.	98,000	936,513
Sodick Co.	45,500	775,639

		2,388,841

Media (3.2%)
Cyber Agent, Ltd.	137	290,193
Fuji Television Network, Inc.	321	802,219
USEN Corp.§	45,440	1,239,345

		2,331,757

Metals & Mining (4.4%)
JFE Holdings, Inc.§	28,000	1,005,908
Mitsui Mining & Smelting Company, Ltd.	285,000	2,257,945

		3,263,853

Office Electronics (1.9%)
Canon, Inc.	22,900	1,380,538

Oil & Gas (0.8%)
Inpex Corp.	61	624,319

Personal Products (0.9%)
Kose Corp.	15,100	655,070

	Number of
	Shares	Value

Pharmaceuticals (3.5%)
Astellas Pharma, Inc.	19,700	$816,681
Cosmos Pharmaceutical Corp.§	18,800	602,513
Takeda Pharmaceutical Company, Ltd.	20,300	1,150,494

		2,569,688

Road & Rail (1.4%)
West Japan Railway Co.	247	1,017,375

Software (0.7%)
Fuji Soft ABC, Inc.	15,700	525,923

Specialty Retail (3.9%)
Gulliver International Company, Ltd.§	12,980	1,433,300
USS Company, Ltd.	9,130	581,924
Village Vanguard Co., Ltd.*	45	856,501

		2,871,725

Textiles & Apparel (1.0%)
Sanei-International Company, Ltd.	16,000	751,858

Trading Companies & Distributors (4.1%)
Mitsui & Company, Ltd.§	212,000	3,049,669

Wireless Telecommunication Services (1.1%)
NTT DoCoMo, Inc.	497	796,055

TOTAL COMMON STOCKS (Cost $45,840,486)		71,190,238

SHORT-TERM INVESTMENTS (32.6%)
State Street Navigator Prime Fund§§	20,402,409	20,402,409
	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 3.350%, 2/01/06	$ 3,672	3,672,000

TOTAL SHORT-TERM INVESTMENTS (Cost $24,074,409)		24,074,409

TOTAL INVESTMENTS AT VALUE (129.0%) (Cost $69,914,895)		95,264,647
LIABILITIES IN EXCESS OF OTHER ASSETS (-29.0%)		(21,398,949)

NET ASSETS (100.0%)		$73,865,698

*	Non-income producing security
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $69,914,895, $25,631,711, $(281,959) and $25,349,752, respectively.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders This information is also available on the Fund's website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Credit Suisse Japan Equity Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  March 31, 2006